MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price International Equity Fund
(the “Fund”)
Supplement dated November 6, 2020 to the
Prospectus dated February 1, 2020 and the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Subject to approval by the Board of Trustees of the MassMutual Select Funds, effective on or about April 1, 2021, the following changes will take place with respect to the Fund:
T. Rowe Price Singapore Private Ltd. will be added as an investment sub-subadviser to the Fund.
The following information will supplement the information for the Fund found under the heading Sub-subadviser(s) in the section titled Management (page 107 of the Prospectus):
T. Rowe Price Singapore Private Ltd. (“T. Rowe Price Singapore”)
The following information will replace similar information for the Fund found under the heading Portfolio Manager(s) in the section titled Management (page 107 of the Prospectus):
Gonzalo Pangaro, CFA is a Vice President and Portfolio Manager at T. Rowe Price International. He has managed the Fund since its inception (February 2018). Mr. Pangaro is expected to retire from T. Rowe Price International effective on or about December 31, 2021.
The following information will supplement the information for the Fund found under the heading Portfolio Manager(s) in the section titled Management (page 107 of the Prospectus):
Malik Asif is a Vice President and Portfolio Manager at T. Rowe Price International. He has managed the Fund since April 2021.
Eric Moffett is a Vice President and Portfolio Manager at T. Rowe Price Singapore. He has managed the Fund since April 2021.
The following information will replace similar information found on page 137 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202, manages the investments of the Select T. Rowe Price International Equity Fund and a portion of the portfolio of the Diversified Value Fund, Equity Opportunities Fund, Blue Chip Growth Fund, and Mid Cap Growth Fund. T. Rowe Price, a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company, has been managing assets since 1937. In addition, each of T. Rowe Price International Ltd (“T. Rowe Price International”), T. Rowe Price Hong Kong Limited (“T. Rowe Price Hong Kong”), and T. Rowe Price Singapore Private Ltd. (“T. Rowe Price Singapore”) serves as sub-subadviser for the Select T. Rowe Price International Equity Fund and, subject to the supervision of T. Rowe Price, is authorized to make discretionary investment decisions on behalf of the Fund (which includes selecting foreign investments in developed and emerging market countries). Subject to the supervision of T. Rowe Price, T. Rowe Price International and T. Rowe Price Hong Kong are authorized to trade securities, while T. Rowe Price Singapore is authorized to delegate the trading of securities to an affiliate. T. Rowe Price International is a wholly-owned subsidiary of T. Rowe Price and its address is 60 Queen Victoria Street, London EC4N 4TZ, United Kingdom. T. Rowe Price Hong Kong is a wholly-owned subsidiary of T. Rowe Price International and its address is 6/F Chater House, 8 Connaught Place, Central Hong Kong. T. Rowe Price Singapore is a wholly-owned subsidiary of T. Rowe Price International and its address is 501 Orchard Road, #10- 02 Wheelock Place, Singapore, 238880. As of September 30, 2020, T. Rowe Price and its affiliates had approximately $1.31 trillion in assets under management.

The following information will replace similar information for Gonzalo Pangaro under T. Rowe Price found on page 138 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Gonzalo Pangaro, CPA
is a portfolio manager of the Select T. Rowe Price International Equity Fund. Mr. Pangaro is a Vice President and Portfolio Manager for T. Rowe Price International. He joined T. Rowe Price International in 1998 and his investment experience dates from 1991. Mr. Pangaro has served as a portfolio manager for T. Rowe Price International throughout the past five years. Effective on or about December 31, 2021, Mr. Pangaro is expected to retire from T. Rowe Price International.
The following information will supplement the information under T. Rowe Price found on page 138 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Malik Asif
is a portfolio manager of the Select T. Rowe Price International Equity Fund. Mr. Asif is a Vice President and Portfolio Manager for T. Rowe Price International. He joined T. Rowe Price in 2012 and his investment experience dates from 2007. During the past five years, Mr. Asif has served as an associate portfolio manager of the emerging markets strategy for T. Rowe Price (beginning in 2018) and, prior to that, as an analyst for T. Rowe Price covering the financial sector in emerging markets.
Eric Moffett
is a portfolio manager of the Select T. Rowe Price International Equity Fund. Mr. Moffett is a Vice President and Portfolio Manager for T. Rowe Price Singapore. He joined T. Rowe Price in 2007 and his investment experience dates from 2000. Mr. Moffett has served as a portfolio manager for T. Rowe Price throughout the past five years.
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B3001M-20-09
TRIE-20-04

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price International Equity Fund
(the “Fund”)
Supplement dated November 6, 2020 to the
Statement of Additional Information dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Subject to approval by the Board of Trustees of the MassMutual Select Funds, effective on or about April 1, 2021, the following changes will take place with respect to the Fund:
T. Rowe Price Singapore Private Ltd. will be added as an investment sub-subadviser to the Fund.
The following information will supplement the information found in the second paragraph of the section titled General Information on page B-3:
In addition, each of T. Rowe Price International Ltd (“T. Rowe Price International”), T. Rowe Price Hong Kong Limited (“T. Rowe Price Hong Kong”), and T. Rowe Price Singapore Private Ltd. (“T. Rowe Price Singapore”) serves as a sub-subadviser for the MM Select T. Rowe Price International Equity Fund.
The following information will replace the third paragraph for T. Rowe Price under the heading Unaffiliated Subadvisers on page B-92 in the section titled Investment Advisory and Other Service Agreements:
In addition, each of T. Rowe Price International, T. Rowe Price Hong Kong, and T. Rowe Price Singapore serves as a sub-subadviser for the MM Select T. Rowe Price International Equity Fund. T. Rowe Price International is a wholly-owned subsidiary of T. Rowe Price and each of T. Rowe Price Hong Kong and T. Rowe Price Singapore is a wholly-owned subsidiary of T. Rowe Price International. T. Rowe Price has entered into a subadvisory agreement with each of T. Rowe Price International and T. Rowe Price Hong Kong under which, subject to the supervision of T. Rowe Price, T. Rowe Price International and T. Rowe Price Hong Kong are authorized to trade securities, make discretionary investment decisions, and effect securities transactions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage, on behalf of the MM Select T. Rowe Price International Equity Fund. T. Rowe Price has entered into a subadvisory agreement with T. Rowe Price Singapore under which, subject to the supervision of T. Rowe Price, T. Rowe Price Singapore is authorized to delegate the trading of securities and make discretionary investment decisions, on behalf of the MM Select T. Rowe Price International Equity Fund. T. Rowe Price International is located at 60 Queen Victoria Street, London EC4N 4TZ, United Kingdom. T. Rowe Price Hong Kong is located at 6/F Chater House, 8 Connaught Place, Central Hong Kong. T. Rowe Price Singapore is located at 501 Orchard Road, #10-02 Wheelock Place, Singapore, 238880. T. Rowe Price International also provides sub-subadvisory services for the MassMutual Select T. Rowe Price Bond Asset Fund, which is a series of the Trust.
The following information will replace the first sentence found in the section titled Codes of Ethics on page B-102:
The Trust, MML Advisers, the Distributor, AllianceBernstein, American Century, Barrow Hanley, BlackRock, Boston Partners, Brandywine Global, Frontier, Harris, Invesco, Jackson Square, Loomis Sayles, MFS, MetWest, NTI, Sands Capital, T. Rowe Price, T. Rowe Price Hong Kong, T. Rowe Price International, T. Rowe Price Singapore, Wellington Management, Western Asset, Western Asset Limited, and Westfield have each adopted a code of ethics (the “Codes of Ethics”) pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act.
The following information will replace similar information for T. Rowe Price related to the Fund found on page B-319 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of the MM Select T. Rowe Price International Equity Fund are Malik Asif, Richard N. Clattenburg, Colin McQueen, Raymond A. Mills, Eric Moffett, Gonzalo Pangaro***, and Ernest C. Yeung.

The following information will supplement the information for T. Rowe Price found beginning on page B-319 in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
Malik Asif
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
Eric Moffett
Registered investment companies**	1	$168,947,556	0	$0
Other pooled investment vehicles	3	$627,638,619	0	$0
Other accounts	0	$0	0	$0

*
The information provided is as of September 30, 2020.

**
Does not include the MM Select T. Rowe Price International Equity Fund.

***
Effective on or about December 31, 2021, Mr. Pangaro is expected to retire.

The following information will replace similar information for T. Rowe Price found on page B-320 in the section titled Appendix C — Additional Portfolio Manager Information:
Ownership of Securities:
As of September 30, 2020, the portfolio managers did not own any shares of the MM Select T. Rowe Price International Equity Fund.
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SAI B3001M-20-07